Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Notes payable due to affiliate	$ 34,700,000	$ 27,400,000
Amount outstanding to affiliate		226,000,000
Brookfield Asset Management Inc. [Member]
Related Party Transaction [Line Items]
Amount paid to acquire tax attributes	25,600,000
Promissory note	225,000,000
Interest incurred relating to promissory note	100,000
Brookfield Asset Management Inc. [Member] | Canadian tax credits [Member]
Related Party Transaction [Line Items]
Payment to Canadian tax credits	39,800,000
Unsecured revolving operating facility [Member] | Brookfield Asset Management Inc. [Member]
Related Party Transaction [Line Items]
Amount outstanding to affiliate		226,000,000
Interest expense incurred	$ 11,700,000	$ 14,800,000